Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ 0	$ 0
Revenue	2,594,000,000	2,487,000,000	5,913,000,000	5,322,000,000
Inter-segment loans	0		0		$ 0
Related Party
Related Party Transaction [Line Items]
Revenue	6,000,000	$ 7,000,000	15,000,000	$ 20,000,000
Accounts receivable	$ 4,000,000		$ 4,000,000		$ 7,000,000